Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Our executives’ pay is variable and linked to our business and financial performance. The factors considered by the compensation and leadership committee to determine the compensation of the NEOs and other officers is described in the section “Executive Compensation—Roles of the Compensation and Leadership Committee, Management and the Compensation Consultant—Role of the Compensation and Leadership Committee” of this proxy statement. From 2023 through 2025, our Total Stockholder Return increased, and our Net Income improved materially, from a net loss in 2023 and 2024 to net income in 2025. These results reflect improved business and financial performance over the three-year period.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides information regarding the “compensation actually paid” to our principal executive officer (“PEO”) and our other NEOs (“non-PEO NEOs”) and certain financial performance results of the Company.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Company Total Stockholder Return(5)	Net Income (millions)(6)
2025	$4,327,855	$4,561,550	$2,197,779	$2,303,761	$ 96.01	$25.2
2024	$1,894,102	$1,784,957	$788,450	$928,331	$70.42	$(78.7)
2023	$ 1,694,535	$ 1,591,853	$865,003	$723,769	$20.19	$ (180.0)

(1)	Represents amounts reported in the “total” column of the Summary Compensation Table (“SCT”) for Raul Vazquez (our Former Chief Executive Officer). Mr. Vazquez was our PEO for each of the years shown.
(2)
Represents dollar amount for Mr. Vazquez derived from the starting point of the compensation reported in the “Total” column of the SCT, under the methodology prescribed under the SEC’s rules, as shown in the table below. The following table presents a reconciliation of total compensation paid to our PEO for each year shown as reported in the SCT, further above, to the compensation actually paid to our PEO, which was computed in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates.

Fiscal Year	2023	2024	2025
SCT Total for PEO	$1,694,535	$1,894,102	$4,327,855
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(746,007)	$(682,444)	$(2,862,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,076,900	$917,559	$2,585,250
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(415,995)	$(176,820)	$132,718
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	$(17,580)	$(167,440)	$377,728
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$1,591,853	$1,784,957	$4,561,550

(3)	Represents the averages of the amounts reported in the “total” column of the SCT for our non-PEO NEOs. Kathleen Layton and Patrick Kirscht were our non-PEO NEO’s for each of the year’s shown.
(4)
Represents dollar amounts on an averaged basis for our non-PEO NEOs derived from the starting point of the compensation reported in the “Total” column of the SCT, under the methodology prescribed under the SEC’s rules, as shown in the table below. The following table presents a reconciliation of the average total compensation paid to our non-PEO NEOs for each year shown as reported in the SCT, further above, to the average compensation actually paid to our non-PEO NEOs, which was computed in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates.

Fiscal Year	2023	2024	2025
SCT Total for non-PEO NEOs	$865,003	$788,450	$2,197,779
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(290,124)	$(123,376)	$(1,437,263)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$257,775	$334,339	$1,346,576
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(103,626)	$(25,551)	$82,062
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	$(5,258)	$(45,532)	$114,607
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$723,769	$928,331	$2,303,761

(5)	Represents value of initial $100 investment in Oportun stock on December 29, 2023, the last trading day prior to the earliest fiscal year shown in the table.
(6)	Represents the Company’s net income reflected in the Company’s audited financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Represents amounts reported in the “total” column of the Summary Compensation Table (“SCT”) for Raul Vazquez (our Former Chief Executive Officer). Mr. Vazquez was our PEO for each of the years shown.
(3)	Represents the averages of the amounts reported in the “total” column of the SCT for our non-PEO NEOs. Kathleen Layton and Patrick Kirscht were our non-PEO NEO’s for each of the year’s shown.

PEO Total Compensation Amount	$ 4,327,855	$ 1,894,102	$ 1,694,535
PEO Actually Paid Compensation Amount	$ 4,561,550	1,784,957	1,591,853
Adjustment To PEO Compensation, Footnote
(2)
Represents dollar amount for Mr. Vazquez derived from the starting point of the compensation reported in the “Total” column of the SCT, under the methodology prescribed under the SEC’s rules, as shown in the table below. The following table presents a reconciliation of total compensation paid to our PEO for each year shown as reported in the SCT, further above, to the compensation actually paid to our PEO, which was computed in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates.

Fiscal Year	2023	2024	2025
SCT Total for PEO	$1,694,535	$1,894,102	$4,327,855
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(746,007)	$(682,444)	$(2,862,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,076,900	$917,559	$2,585,250
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(415,995)	$(176,820)	$132,718
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	$(17,580)	$(167,440)	$377,728
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$1,591,853	$1,784,957	$4,561,550

Non-PEO NEO Average Total Compensation Amount	$ 2,197,779	788,450	865,003
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,303,761	928,331	723,769
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents dollar amounts on an averaged basis for our non-PEO NEOs derived from the starting point of the compensation reported in the “Total” column of the SCT, under the methodology prescribed under the SEC’s rules, as shown in the table below. The following table presents a reconciliation of the average total compensation paid to our non-PEO NEOs for each year shown as reported in the SCT, further above, to the average compensation actually paid to our non-PEO NEOs, which was computed in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates.

Fiscal Year	2023	2024	2025
SCT Total for non-PEO NEOs	$865,003	$788,450	$2,197,779
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(290,124)	$(123,376)	$(1,437,263)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$257,775	$334,339	$1,346,576
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(103,626)	$(25,551)	$82,062
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	$(5,258)	$(45,532)	$114,607
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$723,769	$928,331	$2,303,761

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO’s and Non-PEO NEOs’ Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following graph sets forth the relationship between compensation actually paid (or “CAP”) to our PEO and the average of compensation actually paid to our non-PEO NEOs versus the Company’s cumulative TSR for the fiscal years shown.

Compensation Actually Paid vs. Net Income
Relationship Between PEO’s and Non-PEO NEOs’ Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between compensation actually paid to our PEO and the average of compensation actually paid to our non-PEO NEOs versus our net income (loss) for the fiscal years shown.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO’s and Non-PEO NEOs’ Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between compensation actually paid to our PEO and the average of compensation actually paid to our non-PEO NEOs versus Adjusted EBITDA for the fiscal years shown.

Total Shareholder Return Amount	$ 96.01	70.42	20.19
Net Income (Loss)	$ 25,200,000	$ (78,700,000)	$ (180,000,000)
PEO Name	Raul Vazquez	Raul Vazquez	Raul Vazquez
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,862,000)	$ (682,444)	$ (746,007)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,585,250	917,559	1,076,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,718	(176,820)	(415,995)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,728	(167,440)	(17,580)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,437,263)	(123,376)	(290,124)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,346,576	334,339	257,775
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,062	(25,551)	(103,626)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,607	(45,532)	(5,258)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0